Mineral interests (Details Narratives) $ in Thousands		6 Months Ended
	Aug. 08, 2022	Jun. 30, 2022 CAD ($) a
Statement [Line Items]
Total hectares | a		51,622
?l?onore South Joint Venture
Statement [Line Items]
Project Description		Fury Gold 38.12%, Goldcorp Canada 38.11%, and Azimut 23.77%.
Change in ownership percentage, description	the Company and Newmont, through their respective subsidiaries, had concurrently agreed to purchase Azimut’s 23.77% interest in the project for approximately $1,200. Upon completion of the purchase, which is expected to occur in the third quarter of 2022 and is subject to certain conditions precedent, the Company and Newmont will hold interest of 50.022% and 49.978%, respectively.
Nunavut
Statement [Line Items]
Interest owns		100.00%
Project Description		The Committee Bay project includes approximately 280,000 hectares situated along the Committee Bay Greenstone Belt located within the Western Churchill province of Nunavut. The Committee Bay project is subject to a 1% NSR royalty on gold production, with certain portions subject to an additional 1.5% NSR royalty. The 1.5% NSR royalty is payable on only 7,596 hectares and can be purchased by the Company within two years of commencement of commercial production for $2,000 for each one-third (0.5%) of the 1.5% NSR royalty.
Eau Claire
Statement [Line Items]
Interest owns		100.00%
Project Description		The Company owns a 100% interest in the Eau Claire project located immediately north of the Eastmain reservoir, approximately 10 kilometres (“km”) northeast of Hydro Quebec’s EM-1 hydroelectric power facility, 80 km north of the town of Nemaska, 320 km northeast of the town of Matagami, and 800 km north of Montreal, Quebec. The property consists of map-designated claims totaling approximately 23,000 hectares.
Eastmain Mine
Statement [Line Items]
Project Description		Upon completion of the first option to earn 75%, Benz Mining may acquire the remaining 25% interest upon payment of $1,000 upon closing of project financing, and $1,500 upon commencement of commercial production. This option agreement was subsequently amended in April 2020 to grant Benz Mining the option to earn up to 100% of the Ruby Hill properties located to the west of the Eastmain Mine project. The Company would retain 1-2% net smelter return (“NSR”) royalties pursuant to the amended agreement are due annually in October.
Interest		75.00%
Payments		$ 2,320
Exploration		$ 3,500